Share-based payments (Details) - CNY (¥)				1 Months Ended	12 Months Ended
	Sep. 10, 2019	Nov. 07, 2017	Jan. 01, 2017	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement
Shares available for award grant purpose					35,099,420
Shares issued under incentive scheme					101,271,020
Consideration recognized for shares held for share option scheme					¥ 88,280,000
Period for which the share option plan is effective		10 years
Repurchase of shares, shares					8,020,000.00
Repurchase of shares, value					¥ (74,992,000)
Adr
Disclosure of terms and conditions of share-based payment arrangement
Repurchase of shares, shares					24,070,000.00
Shares recognized
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme			66,171,600
Consideration recognized for shares held for share option scheme			¥ 88,280,000			¥ 88,280,000
Percentage of options vested		100.00%
Options vesting period		4 years
Shares recognized | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period		12 months
Shares recognized | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period		10 years
Shares reserved
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme		66,171,600
Percentage of options vested	100.00%
Options vesting period	4 years
Xin Ding Heng
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme				66,171,600